Schedule of inventory (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total inventory net	$ 1,466,645
Telecom and networking equipment held for resale [member]
IfrsStatementLineItems [Line Items]
Total inventory net	642,885
Service and spare parts stock held at regional locations [member]
IfrsStatementLineItems [Line Items]
Total inventory net	188,200
Demonstration equipment [member]
IfrsStatementLineItems [Line Items]
Total inventory net	14,759
Hardware for which revenue has been deferred under IFRS 15 - VIS India [member]
IfrsStatementLineItems [Line Items]
Total inventory net	320,191
Inventories held in the VIS international sub-group [member]
IfrsStatementLineItems [Line Items]
Total inventory net	296,363
Other inventory [member]
IfrsStatementLineItems [Line Items]
Total inventory net	$ 4,247